Income Tax as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Tax Credits

Taxes on profits assessable elsewhere have been calculated at the rates of tax prevailing in the jurisdictions in which the Group operates.

	2021	2020	2019
	US$’000	US$’000	US$’000
Current – United States of America	211	(4,548)	(2,933)
Current – Elsewhere	416	383	(4,787)
Deferred (note 22)	(4,241)	(37,747)	(18,009)
Total tax credit for the year	(3,614)	(41,912)	(25,729)

Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates

A reconciliation of the tax charge/(credit) applicable to loss before tax at the statutory rates for the countries (or jurisdictions) in which the Company and the majority of its subsidiaries are domiciled to the tax expense/(credit) at the effective tax rates is as follows:

	2021		2020		2019
	US$’000%		US$’000%		US$’000%
Loss before tax	(407,196)		(308,285)		(127,319)
At the statutory blended income tax rate of 28.1% (2020 and 2019: 28.1%)	(114,463)	28.1	(86,659)	28.1	(35,789)	28.1
Effect of tax rate differences in other countries and regions	15,027	(3.7)	35,062	(11.4)	5,528	(4.3)
Research and development credit	(954)	0.2	(15,643)	5.1	(3,324)	2.6
Effect of non-deductible expenses	2,298	(0.6)	383	(0.1)	1,532	(1.2)
Tax losses and deductible temporary differences not recognized	102,481	(25.2)	26,040	(8.4)	5,212	(4.1)
Option income tax benefit	(9,532)	2.3	(442)	0.1	—	—
Others	1,529	(0.4)	(653)	0.2	1,112	(0.9)
Tax credit at the Group’s effective rate	(3,614)	0.9	(41,912)	13.6	(25,729)	20.2

Summary of Income Tax Related to Uncertain Tax Position

The Group’s provision for income tax related to uncertain tax position with penalty and interest accrued including in the tax payables for the years ended December 31, 2021, 2020 and 2019 was as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000
Balance as of December 31	9,488	8,795	12,782